Principal Accounting Policies - Employee Social Security and Welfare Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Principal Accounting Policies
Employee social security and welfare benefits expenses	$ 23,915	$ 23,630	$ 27,296